Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses	$ 349,000	$ 92,000		$ 299,000
Peak Bio, Inc. [Member]
Prepaid expenses				1,917,266	$ 2,317,925
Other receivables				75,192	244,976
Prepaid and other current assets			675,164	1,992,458	$ 2,562,901
Prepaid directors and officers insurance current policies			125,394	1,222,734
Prepaid directors and officers insurance run-off policies			539,341	638,404
Other prepaid expenses			$ 10,429	$ 56,128